CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS - Bank balances and cash on hand of the group (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	¥ 21,295,940	¥ 30,004,058
RMB
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	18,026,082	26,949,057
USD
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	3,256,625	3,045,228
HKD
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	8,321	7,029
EUR
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	371	56
AUD
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	2,552	¥ 2,688
IDR
Bank balances and cash on hand of the group
Total cash and cash equivalents, and cash and cash equivalents restricted	¥ 1,989